Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000100075 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100075 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100075 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100075 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100075 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000100075 | U.S. Treasury NotesFR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000100075 | U.S. Treasury BondsFR_912810EW4
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000100075 | French Republic Government Bonds OATFR_ACI08C2T5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Japan Government Two Year BondsFR_ACI2CQRQ4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Federal Home Loan BanksFR_3130AWER7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100075 | Federal National Mortgage AssociationFR_31359MGK3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100075 | Bundesrepublik Deutschland BundesanleiheFR_ACI0K17B9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100075 | Italy Buoni Poliennali Del TesoroFR_557437II3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | U.K. GiltsFR_BM8Z2TII2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100075 | Japan Government Thirty Year BondsFR_981QFKII8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100075 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100075 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100075 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100075 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100075 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100075 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100075 | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100075 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000100075 | United States
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000100075 | AssetRightsFR_ACI2PHFD2
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100075 | AssetMutual FundsFR_922042676
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100075 | AssetPreferred StocksFR_575603907
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100075 | AssetShort-Term InvestmentsFR_912797LU9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000100075 | AssetForeign GovernmentFR_ACI0BJ5T3
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000100075 | AssetU.S. Treasury & Government AgenciesFR_912810QC5
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000100075 | AssetCommon StocksFR_B7FC07907
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000210967 | U.K. GiltsFR_BPJJKNII2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210967 | China Government BondsFR_ACI2CDDN5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210967 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210967 | Italy Buoni Poliennali Del TesoroFR_ACI2F5599
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | Petroleos MexicanosFR_71654QCG5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | Spain Government BondsFR_ACI2PBKR8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210967 | Canada Government Real Return BondsFR_135087WV2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210967 | Japan Government Twenty Year BondsFR_ACI0PSYF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | Egypt Government International BondsFR_M1487WBS3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210967 | Indonesia Treasury BondsFR_ACI2KY1N3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210967 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210967 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210967 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210967 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210967 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210967 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210967 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210967 | AssetMunicipalsFR_13017HAP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210967 | AssetMortgage-Backed SecuritiesFR_69349MAA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210967 | AssetAsset-Backed SecuritiesFR_80290CAX2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210967 | AssetShort-Term InvestmentsFR_912797KB2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210967 | AssetU.S. Treasury & Government AgenciesFR_35564KKR9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210967 | AssetCorporate Bonds & NotesFR_517834AJ6
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000210967 | AssetForeign GovernmentFR_ACI2B6DB7
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000210964 | U.K. GiltsFR_BPJJKNII2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210964 | China Government BondsFR_ACI2CDDN5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210964 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210964 | Italy Buoni Poliennali Del TesoroFR_ACI2F5599
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | Petroleos MexicanosFR_71654QCG5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | Spain Government BondsFR_ACI2PBKR8
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210964 | Canada Government Real Return BondsFR_135087WV2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210964 | Japan Government Twenty Year BondsFR_ACI0PSYF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | Egypt Government International BondsFR_M1487WBS3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210964 | Indonesia Treasury BondsFR_ACI2KY1N3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210964 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210964 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000210964 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210964 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210964 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210964 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210964 | AssetMunicipalsFR_13017HAP1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210964 | AssetMortgage-Backed SecuritiesFR_69349MAA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210964 | AssetAsset-Backed SecuritiesFR_80290CAX2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210964 | AssetShort-Term InvestmentsFR_912797KB2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210964 | AssetU.S. Treasury & Government AgenciesFR_35564KKR9
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210964 | AssetCorporate Bonds & NotesFR_517834AJ6
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000210964 | AssetForeign GovernmentFR_ACI2B6DB7
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000030705 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030705 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030705 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030705 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030705 | Keurig Dr Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030705 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | Jacobs Solutions, Inc.FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030705 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030705 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030705 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030705 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000030705 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030705 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000030705 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030705 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030706 | AerCap Holdings NVFR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030706 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030706 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030706 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030706 | Keurig Dr Pepper, Inc.FR_49271V100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030706 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | Jacobs Solutions, Inc.FR_46982L108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030706 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030706 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030706 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030706 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030706 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030706 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030706 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030706 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030706 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030706 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030706 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030706 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030706 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000030706 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030706 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000030706 | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030706 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000063060 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063060 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063060 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063060 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063060 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063060 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063060 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063060 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063060 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063060 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063060 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063060 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063060 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063060 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000063060 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000063060 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000063061 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000063061 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000063061 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000063061 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000063061 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000063061 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063061 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063061 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000063061 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000063061 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000063061 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000063061 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063061 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063061 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000063061 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000063061 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000063063 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063063 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063063 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000063063 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063063 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063063 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063063 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063063 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063063 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063063 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063063 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063063 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063063 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063063 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000063063 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000063063 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000063064 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000063064 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds Growth FundFR_030372403
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000063064 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000063064 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000063064 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000063064 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000063064 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000063064 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000063064 | American Funds Smallcap World Fund, Inc.FR_831681812
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063064 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000063064 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000063064 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063064 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000063064 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000063064 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000063064 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000030657 | FR_TSR_Top10_Meta
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030657 | FR_TSR_Top10_Micro
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030657 | FR_TSR_Top10_Netflix
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030657 | FR_TSR_Top10_Alpha
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030657 | FR_TSR_Top10_Tesla
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030657 | FR_TSR_Top10_Nvdia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030657 | FR_TSR_Top10_Broad
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030657 | FR_TSR_Top10_Regen
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Transd
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | FR_TSR_Top10_Intuitiv
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030657 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000030657 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030657 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030657 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030657 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030657 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030657 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030657 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030657 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030657 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000030657 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030657 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030657 | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030657 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.80%
C000030657 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030657 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030657 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030657 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030657 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000063057 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063057 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063057 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063057 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063057 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063057 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063057 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063057 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063057 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063057 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000063057 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000063057 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000063058 | American Funds The Bond Fund of AmericaFR_030372809
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000063058 | American Funds U.S. Government Securities FundFR_026300814
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000063058 | American Funds Growth-Income FundFR_030372304
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds International Growth & Income FundFR_45956T816
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000063058 | American Funds AMCAP FundFR_023375819
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds Washington Mutual Investors FundFR_030372692
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds Fundamental Investors FundFR_360802813
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063058 | American Funds American Mutual FundFR_027681816
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000063058 | American Funds International FundFR_030372700
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000063058 | American Funds High-Income Trust FundFR_026547810
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063058 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorGlobal Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063058 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000063058 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000063058 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000063058 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000063058 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000100078 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000100078 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000100078 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000100078 | iShares Core US Aggregate Bond ETFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000100078 | iShares U.S. Real Estate ETFFR_464287739
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100078 | Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000100078 | Financial Select Sector SPDR FundFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000100078 | Health Care Select Sector SPDR FundFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100078 | Consumer Discretionary Select Sector SPDR FundFR_81369Y407
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100078 | Communication Services Select Sector SPDR FundFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000100078 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000100078 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000100078 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100078 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100078 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000100078 | SectoriInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000030750 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030750 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030750 | TransDigm, Inc.FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030750 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030750 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030750 | Clear Channel Outdoor Holdings, Inc.FR_18453HAE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030750 | AthenaHealth Group IncFR_04686RAB9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030750 | Mauser Packaging Solutions Holding Co.FR_57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | Level 3 Financing, Inc.FR_527298BU6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030750 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030750 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030750 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030750 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030750 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030750 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030750 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030750 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030750 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030750 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030750 | AssetCommon StocksFR_ACI2NY787
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030750 | AssetConvertible BondsFR_ACI1GJVR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030750 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030750 | AssetFloating Rate LoansFR_BA00047Y7
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030750 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000030751 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030751 | HUB International Ltd.FR_44332PAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030751 | TransDigm, Inc.FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030751 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030751 | Alliant Holdings Intermediate LLC/ Co-IssuerFR_01883LAA1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030751 | Clear Channel Outdoor Holdings, Inc.FR_18453HAE6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030751 | AthenaHealth Group IncFR_04686RAB9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030751 | Mauser Packaging Solutions Holding Co.FR_57763RAD9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | CCO Holdings LLC/Capital CorpFR_1248EPCT8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | Level 3 Financing, Inc.FR_527298BU6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030751 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030751 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030751 | SectorAerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030751 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030751 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030751 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030751 | SectorPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030751 | SectorOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030751 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030751 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030751 | AssetCommon StocksFR_ACI2NY787
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030751 | AssetConvertible BondsFR_ACI1GJVR1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030751 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030751 | AssetFloating Rate LoansFR_BA00047Y7
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030751 | AssetCorporate Bonds & NotesFR_897083AA9
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000030680 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030680 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030680 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030680 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030680 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030680 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030680 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030680 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030680 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030680 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030680 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030680 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030680 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000030680 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030680 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030680 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030681 | Loomis Sayles Growth PortfolioFR_10923M781
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030681 | MFS Value PortfolioFR_10923P339
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030681 | Jennison Growth PortfolioFR_10923P727
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030681 | Invesco Comstock PortfolioFR_10923M682
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030681 | T. Rowe Price Large Cap Value PortfolioFR_10923N409
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030681 | T. Rowe Price Large Cap Growth PortfolioFR_10923P164
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030681 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030681 | Brighthouse/Wellington Core Equity Opportunities PortfolioFR_10923R814
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | Brighthouse/Dimensional International Small Company PortfolioFR_10923P586
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030681 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030681 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030681 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030681 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000030681 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030681 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000030681 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000100083 | Harris Oakmark International PortfolioFR_10923M732
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000100083 | Baillie Gifford International Stock PortfolioFR_10923P107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100083 | BlackRock Bond Income PortfolioFR_10923P800
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000100083 | TCW Core Fixed Income PortfolioFR_10923M120
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000100083 | PIMCO Total Return PortfolioFR_10923M229
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | JPMorgan Core Bond PortfolioFR_10923M591
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000100083 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100083 | Western Asset Management U.S. Government PortfolioFR_10923R871
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000100083 | Western Asset Management Strategic Bond Opportunities PortfolioFR_10923R707
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000100083 | MFS Research International PortfolioFR_10923M369
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100083 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000100083 | SectorGlobal Equities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100083 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100083 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000100083 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000100083 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000100083 | SectorReal Estate Equities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000100083 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100083 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100083 | SectorInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030660 | J & J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030660 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030660 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030660 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030660 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030660 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030660 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030660 | Atkore, Inc.FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030660 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030660 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030660 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030660 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030660 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030660 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030660 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030660 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030660 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030660 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000030660 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030661 | J & J Snack Foods Corp.FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030661 | Innospec, Inc.FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030661 | Avient Corp.FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030661 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030661 | Franklin Electric Co., Inc.FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030661 | Hancock Whitney Corp.FR_410120109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030661 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030661 | Atkore, Inc.FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030661 | UMB Financial Corp.FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030661 | Eagle Materials, Inc.FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030661 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030661 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030661 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030661 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030661 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030661 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030661 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030661 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030661 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000030661 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000030661 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030661 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000030661 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030675 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030675 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030675 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030675 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030675 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030675 | Power Grid Corp. of India Ltd.FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030675 | Southern Copper Corp.FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030675 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030675 | Kaspi.KZ JSCFR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030675 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030675 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000030675 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030675 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030675 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030675 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030675 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030675 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030675 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030675 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030675 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030675 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030675 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030675 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030675 | China
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030675 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030675 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030675 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030675 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030675 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030675 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030676 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030676 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030676 | Samsung Electronics Co. Ltd.FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030676 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030676 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030676 | Power Grid Corp. of India Ltd.FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030676 | Southern Copper Corp.FR_84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030676 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030676 | Kaspi.KZ JSCFR_48581R205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030676 | ICICI Bank Ltd.FR_BSZ2BY900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030676 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000030676 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030676 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030676 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030676 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030676 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030676 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030676 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000030676 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030676 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030676 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030676 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030676 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030676 | China
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030676 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030676 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030676 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030676 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030676 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030676 | India
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000140956 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140956 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000140956 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140956 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000140956 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140956 | BAE Systems PLCFR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140956 | UCB SAFR_559699905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140956 | Argenx SEFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140956 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140956 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140956 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140956 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140956 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140956 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140956 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000140956 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140956 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000140956 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000140956 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140956 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140956 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140956 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140956 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000140956 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140956 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140956 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000140956 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140956 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140956 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000140957 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140957 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000140957 | UBS Group AGFR_ACI09N1W4
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140957 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000140957 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140957 | BAE Systems PLCFR_026349902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140957 | UCB SAFR_559699905
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000140957 | Argenx SEFR_04016X101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000140957 | Melrose Industries PLCFR_BNGDN8902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140957 | Deutsche Boerse AGFR_702196908
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000140957 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000140957 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000140957 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140957 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140957 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000140957 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000140957 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000140957 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000140957 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140957 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140957 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000140957 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140957 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000140957 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140957 | France
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000140957 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000140957 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000140957 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140957 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000088087 | CLOUD SOFTWARE GROUP INCFR_88632NBD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | AmWINS Group IncFR_03234TAW8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | Asurion LLCFR_04649VAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088087 | Quikrete Holdings IncFR_74839XAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | TransDigm IncFR_89364MCC6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088087 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088087 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088087 | EDELMAN FINANCIAL CENTER LLCFR_27943UAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088087 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088087 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088087 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088087 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088087 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088087 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088087 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088087 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088087 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088087 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088087 | AssetCommon StocksFR_931WDL905
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088087 | AssetCorporate Bonds & NotesFR_45174HBC0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088087 | AssetFloating Rate LoansFR_90276DAC3
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000088088 | CLOUD SOFTWARE GROUP INCFR_88632NBD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | AmWINS Group IncFR_03234TAW8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | Asurion LLCFR_04649VAX8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088088 | Quikrete Holdings IncFR_74839XAJ8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | TransDigm IncFR_89364MCC6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088088 | INEOS US Finance LLCFR_G4768PAN1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | UKG IncFR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | EPICOR SOFTWARE CORPORATIONFR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088088 | WEC US Holdings LtdFR_92943LAC4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088088 | EDELMAN FINANCIAL CENTER LLCFR_27943UAL0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088088 | SectorHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088088 | SectorCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088088 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088088 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088088 | SectorInternet
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088088 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088088 | SectorRetail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088088 | SectorDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088088 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088088 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088088 | AssetCommon StocksFR_931WDL905
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088088 | AssetCorporate Bonds & NotesFR_45174HBC0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088088 | AssetFloating Rate LoansFR_90276DAC3
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000100086 | U.S. Treasury NotesFR_9128284R8
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000100086 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100086 | Goldman Sachs Group, Inc.FR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100086 | Morgan StanleyFR_6174468Q5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100086 | JPMorgan Chase & Co.FR_46647PBK1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100086 | U.S. Treasury Inflation-Indexed NotesFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100086 | Honda Auto Receivables Owner TrustFR_43815QAC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100086 | GM Financial Consumer Automobile Receivables TrustFR_36268GAD7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100086 | BA Credit Card TrustFR_05522RDF2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100086 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100086 | AssetCommon StocksFR_702149204
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100086 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100086 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100086 | AssetMunicipalsFR_438701Y24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100086 | AssetFloating Rate LoansFR_914908BC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100086 | AssetMortgage-Backed SecuritiesFR_20173MAH3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100086 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000100086 | AssetU.S. Treasury & Government AgenciesFR_31374TU31
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000100086 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000100087 | U.S. Treasury NotesFR_9128284R8
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000100087 | American Express Credit Account Master TrustFR_02582JJV3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100087 | Goldman Sachs Group, Inc.FR_38141GVR2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | Discover Card Execution Note TrustFR_254683CW3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100087 | Morgan StanleyFR_6174468Q5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100087 | JPMorgan Chase & Co.FR_46647PBK1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000100087 | U.S. Treasury Inflation-Indexed NotesFR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100087 | Honda Auto Receivables Owner TrustFR_43815QAC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000100087 | GM Financial Consumer Automobile Receivables TrustFR_36268GAD7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100087 | BA Credit Card TrustFR_05522RDF2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100087 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100087 | AssetCommon StocksFR_702149204
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100087 | AssetEscrow SharesFR_799ESCAH1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000100087 | AssetForeign GovernmentFR_715638DF6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000100087 | AssetMunicipalsFR_438701Y24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000100087 | AssetFloating Rate LoansFR_914908BC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000100087 | AssetMortgage-Backed SecuritiesFR_20173MAH3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000100087 | AssetAsset-Backed SecuritiesFR_126671Z25
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000100087 | AssetU.S. Treasury & Government AgenciesFR_31374TU31
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000100087 | AssetCorporate Bonds & NotesFR_ACI0S8V86
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000075557 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075557 | KOREA TREASURY BONDFR_ACI2740B1
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075557 | MEX BONOS DESARR FIX RTFR_975UCXII2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075557 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075557 | NOTA DO TESOURO NACIONALFR_ACI0K3LV5
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075557 | INDIA GOVERNMENT BONDFR_ACI0V62C9
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000075557 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075557 | EGYPT TREASURY BILLFR_ACI2PB0T6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075557 | INDONESIA GOVERNMENTFR_ACI27NC59
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075557 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075557 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075557 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075557 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075557 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075557 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075557 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075557 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000075557 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075557 | Panama
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075557 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075557 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075557 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075557 | AssetU.S. Treasury & Government AgenciesFR_912828YY0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075557 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000075558 | MALAYSIA GOVERNMENTFR_ACI0V6W28
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075558 | KOREA TREASURY BONDFR_ACI2740B1
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075558 | MEX BONOS DESARR FIX RTFR_975UCXII2
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075558 | TITULOS DE TESORERIAFR_ACI0BJ3C2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075558 | NOTA DO TESOURO NACIONALFR_ACI0K3LV5
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075558 | INDIA GOVERNMENT BONDFR_ACI0V62C9
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000075558 | Panama Government International BondsFR_698299BY9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075558 | EGYPT TREASURY BILLFR_ACI2PB0T6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075558 | INDONESIA GOVERNMENTFR_ACI27NC59
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075558 | Norway Government BondsFR_ACI0KWNH0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000075558 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000075558 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075558 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000075558 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000075558 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000075558 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075558 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000075558 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075558 | Panama
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075558 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000075558 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075558 | AssetCorporate Bonds & NotesFR_BK4Q04II7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000075558 | AssetU.S. Treasury & Government AgenciesFR_912828YY0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000075558 | AssetForeign GovernmentFR_ACI2DBML2
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000030760 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030760 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030760 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030760 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030760 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030760 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030760 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030760 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030760 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030760 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030760 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000030760 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030760 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030760 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030760 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030760 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030760 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030760 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030760 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030760 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030760 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030760 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030760 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000030760 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030760 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030760 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030760 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030760 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030761 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030761 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030761 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030761 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030761 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030761 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030761 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030761 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030761 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030761 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000030761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030761 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030761 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030761 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030761 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000030761 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030761 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030761 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030761 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030761 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030763 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030763 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030763 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030763 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030763 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030763 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030763 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030763 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000030763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000030763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000030763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030763 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030763 | United States
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000030763 | China
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030763 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030763 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030763 | Jersey
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030620 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030620 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030620 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030620 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030620 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030620 | Sun Communities, Inc.FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030620 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030620 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030620 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030620 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030620 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030620 | IndustryOffice Reits
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030620 | IndustryHotel & Resort Reits
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030620 | IndustryDiversified Reits
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030620 | IndustryHealth Care Reits
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030620 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030620 | IndustryResidential Reits
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030620 | IndustryIndustrial Reits
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030620 | IndustrySpecialized Reits
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030620 | IndustryRetail Reits
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000030620 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030620 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030620 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030620 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030620 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000030620 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030620 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030620 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030620 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030620 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030621 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030621 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030621 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030621 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030621 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030621 | Sun Communities, Inc.FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030621 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030621 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030621 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030621 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030621 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030621 | IndustryOffice Reits
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030621 | IndustryHotel & Resort Reits
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030621 | IndustryDiversified Reits
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030621 | IndustryHealth Care Reits
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030621 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030621 | IndustryResidential Reits
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030621 | IndustryIndustrial Reits
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030621 | IndustrySpecialized Reits
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030621 | IndustryRetail Reits
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000030621 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030621 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030621 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030621 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030621 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000030621 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030621 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030621 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030621 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030621 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030623 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000030623 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030623 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030623 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030623 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030623 | Sun Communities, Inc.FR_866674104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030623 | VICI Properties, Inc.FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030623 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030623 | CubeSmartFR_229663109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030623 | Goodman GroupFR_B03FYZ909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030623 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030623 | IndustryOffice Reits
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030623 | IndustryHotel & Resort Reits
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030623 | IndustryDiversified Reits
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030623 | IndustryHealth Care Reits
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030623 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030623 | IndustryResidential Reits
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000030623 | IndustryIndustrial Reits
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030623 | IndustrySpecialized Reits
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030623 | IndustryRetail Reits
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000030623 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030623 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030623 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030623 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030623 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000030623 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030623 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030623 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030623 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030623 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030710 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030710 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030710 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030710 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030710 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030710 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030710 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030710 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030710 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030710 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000030710 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030710 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030710 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030710 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030710 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030710 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030710 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030710 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030710 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030710 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000030710 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030710 | France
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030710 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030710 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030710 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030710 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030711 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030711 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030711 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030711 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030711 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030711 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030711 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030711 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000030711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030711 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030711 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030711 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030711 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030711 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030711 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000030711 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030711 | France
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030711 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030711 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030711 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030711 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030713 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030713 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030713 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030713 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030713 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | Prudential PLCFR_070995006
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030713 | Mercedes-Benz Group AGFR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030713 | Prosus NVFR_BJDS7L900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030713 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000030713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000030713 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000030713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000030713 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030713 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030713 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030713 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030713 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000030713 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030713 | France
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000030713 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030713 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030713 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030713 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112664 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112664 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112664 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112664 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112664 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000112664 | SectorGlobal Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000030670 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030670 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030670 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030670 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030670 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030670 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030670 | Suncor Energy, Inc.FR_867224107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030670 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030670 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030670 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030670 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030670 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030670 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030670 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030670 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030670 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030670 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000030670 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030671 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030671 | Philip Morris International, Inc.FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030671 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030671 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030671 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030671 | Suncor Energy, Inc.FR_867224107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030671 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030671 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030671 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030671 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030671 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000030671 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030671 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030671 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030671 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030671 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000030671 | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000063051 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063051 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063051 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063051 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063051 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063051 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063051 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063051 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063051 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063051 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063051 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000063051 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063051 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063051 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000063051 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063051 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063051 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063051 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000063051 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000063051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063051 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063051 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063051 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063051 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000063051 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063051 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063051 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063051 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063048 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063048 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063048 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063048 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063048 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063048 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063048 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063048 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000063048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063048 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000063048 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000063048 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000063048 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063048 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063048 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063048 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063048 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000063048 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063048 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063048 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063048 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000063050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000063050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000063050 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063050 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000063050 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000063050 | DLF Ltd.FR_B1YLCV903
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063050 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000063050 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063050 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000063050 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000063050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000063050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063050 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000063050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000063050 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000063050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000063050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000063050 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000063050 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063050 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000063050 | France
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000063050 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000063050 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.70%
C000063050 | China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000063050 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000063050 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000063050 | India
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030546 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030546 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030546 | TransMedics Group, Inc.FR_89377M109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030546 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030546 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030546 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030546 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030546 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030546 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030546 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000030546 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030546 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030546 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030546 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030546 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000030546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030546 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030546 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030546 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030547 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030547 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030547 | TransMedics Group, Inc.FR_89377M109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030547 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030547 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030547 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030547 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030547 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030547 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030547 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000030547 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030547 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030547 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030547 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030547 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030547 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000030547 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030547 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030547 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030547 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030549 | Natera, Inc.FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030549 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030549 | TransMedics Group, Inc.FR_89377M109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | TMX Group Ltd.FR_87262K956
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030549 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030549 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030549 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030549 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030549 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030549 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030549 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000030549 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030549 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030549 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000030549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030549 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030549 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000030549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030549 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030549 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030549 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030600 | Fannie MaeFR_3140LHBH2
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030600 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030600 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030600 | Government National Mortgage AssociationFR_3617YLKH6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030600 | United States TreasuryFR_912833WQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030600 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030600 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030600 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FG6Y6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030600 | Government National Mortgage AssociationFR_38375UFT2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030600 | Freddie Mac - SCRTFR_35563PEL9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030600 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030600 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030600 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030600 | AssetMortgage-Backed SecuritiesFR_12625UAA1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030600 | AssetAsset-Backed SecuritiesFR_35041JAA3
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030600 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000030600 | AssetU.S. Treasury & Government AgenciesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000030601 | Fannie MaeFR_3140LHBH2
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000030601 | United States TreasuryFR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030601 | United States TreasuryFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030601 | Government National Mortgage AssociationFR_3617YLKH6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030601 | United States TreasuryFR_912833WQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030601 | Freddie MacFR_3133A7RS0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030601 | Fanniemae-AcesFR_3136BLW22
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030601 | FHLMC Multifamily Structured Pass Through Certs.FR_3137FG6Y6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030601 | Government National Mortgage AssociationFR_38375UFT2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030601 | Freddie Mac - SCRTFR_35563PEL9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030601 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030601 | AssetMunicipalsFR_88258MAB1
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030601 | AssetForeign GovernmentFR_91087BAD2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030601 | AssetMortgage-Backed SecuritiesFR_12625UAA1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030601 | AssetAsset-Backed SecuritiesFR_35041JAA3
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030601 | AssetCorporate Bonds & NotesFR_20030NDW8
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000030601 | AssetU.S. Treasury & Government AgenciesFR_38375BF64
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000112668 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112668 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112668 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112668 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112668 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112668 | Barclays Bank, PLC.FR_06739GCF4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112668 | Federal National Mortgage AssociationFR_3140LEUX3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112668 | United States TreasuryFR_91282CEM9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112668 | STMicroelectronics NVFR_BN4RFGII6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Safran SAFR_ACI1YHS24
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | United States TreasuryFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112668 | Akamai Technologies, Inc.FR_00971TAL5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | Government National Mortgage AssociationFR_3618AXCK6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112668 | Booking Holdings, Inc.FR_09857LAN8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | Schneider Electric SEFR_ACI2L81F6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112668 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112668 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112668 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112668 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112668 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112668 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000112668 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112668 | India
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112668 | AssetAsset-Backed SecuritiesFR_35041JAA3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112668 | AssetPreferred StocksFR_65339F713
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | AssetMortgage-Backed SecuritiesFR_43730GAA9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112668 | AssetConvertible Preferred StocksFR_00170F209
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112668 | AssetMutual FundsFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112668 | AssetU.S. Treasury & Government AgenciesFR_912810RN0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112668 | AssetCorporate Bonds & NotesFR_68389XCQ6
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000112668 | AssetShort-Term InvestmentsFR_912797LJ4
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000112668 | AssetConvertible BondsFR_ACI2MQHX9
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000112668 | AssetCommon StocksFR_476798905
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000030725 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030725 | Knowles Corp.FR_49926D109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | SM Energy Co.FR_78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | First BanCorpFR_318672706
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | Mr Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030725 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030725 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030725 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030725 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030725 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030725 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030725 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030725 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030725 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000030725 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030725 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000030725 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030725 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030725 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030725 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030725 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030726 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030726 | Knowles Corp.FR_49926D109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Old National BancorpFR_680033107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | SM Energy Co.FR_78454L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Bank of NT Butterfield & Son Ltd.FR_G0772R208
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | First BanCorpFR_318672706
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | Mr Cooper Group, Inc.FR_62482R107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030726 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030726 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030726 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030726 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030726 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030726 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000030726 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030726 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030726 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000030726 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000030726 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000030726 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030726 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030726 | Bahamas
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030726 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030726 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030755 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030755 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030755 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030755 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030755 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030755 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030755 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030755 | Atlas Copco ABFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030755 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030755 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | United States Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030755 | Canada Government BondsFR_135087K94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | Teva Pharmaceutical Finance Netherlands III BVFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030755 | Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.FR_77313LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030755 | Uber Technologies, Inc.FR_90353TAK6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030755 | CSC Holdings LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | DISH Network Corp.FR_25470MAB5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030755 | Boeing Co.FR_097023DM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | Broadcom, Inc.FR_11135FBK6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | Mexico BonosFR_ACI0HGZW3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030755 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030755 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000030755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030755 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030755 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030755 | AssetConvertible Preferred StocksFR_283678209
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030755 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030755 | AssetFloating Rate LoansFR_80875AAV3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030755 | AssetConvertible BondsFR_98954MAG6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030755 | AssetU.S. Treasury & Government AgenciesFR_91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030755 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030755 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030755 | AssetCommon StocksFR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000030756 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030756 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030756 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030756 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030756 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030756 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030756 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030756 | Atlas Copco ABFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030756 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030756 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | United States Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030756 | Canada Government BondsFR_135087K94
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | Teva Pharmaceutical Finance Netherlands III BVFR_88167AAF8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030756 | Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.FR_77313LAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030756 | Uber Technologies, Inc.FR_90353TAK6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030756 | CSC Holdings LLCFR_126307BF3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | DISH Network Corp.FR_25470MAB5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030756 | Boeing Co.FR_097023DM4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | Broadcom, Inc.FR_11135FBK6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | Mexico BonosFR_ACI0HGZW3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030756 | France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030756 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000030756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030756 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030756 | AssetConvertible Preferred StocksFR_283678209
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000030756 | AssetMunicipalsFR_88880NAT6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030756 | AssetFloating Rate LoansFR_80875AAV3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030756 | AssetConvertible BondsFR_98954MAG6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030756 | AssetU.S. Treasury & Government AgenciesFR_91282CHH7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030756 | AssetForeign GovernmentFR_ACI0C9D73
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030756 | AssetCorporate Bonds & NotesFR_15135BAZ4
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030756 | AssetCommon StocksFR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000030551 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030551 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030551 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030551 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030551 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030551 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030551 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030551 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030551 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030551 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030551 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000030551 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030551 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030551 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030551 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030551 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030551 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030551 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030551 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000030551 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030551 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030551 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030552 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030552 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030552 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030552 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030552 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030552 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030552 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030552 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030552 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030552 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030552 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000030552 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030552 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030552 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030552 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030552 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030552 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030552 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030552 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000030552 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030552 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030552 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030554 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030554 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030554 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030554 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030554 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030554 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030554 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030554 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030554 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030554 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030554 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000030554 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000030554 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030554 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000030554 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030554 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030554 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000030554 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030554 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.50%
C000030554 | China
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030554 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030554 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000119619 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000119619 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000119619 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000119619 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119619 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030615 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030615 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030615 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030615 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030615 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030615 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030615 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030615 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030615 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030615 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030615 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030615 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030615 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030615 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030615 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030615 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030615 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030615 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030615 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030615 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030615 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030615 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030615 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030615 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030615 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030615 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030615 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030615 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030615 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030615 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030616 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030616 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030616 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030616 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030616 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030616 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030616 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030616 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030616 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030616 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030616 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030616 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030616 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030616 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030616 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030616 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030616 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030616 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030616 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030616 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030616 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030616 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030616 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030616 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030616 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030616 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030616 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030616 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030616 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030618 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030618 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030618 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030618 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030618 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030618 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030618 | NatWest Group PLCFR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030618 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030618 | Euronext NVFR_BNBNSG902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030618 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030618 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030618 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030618 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030618 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030618 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030618 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030618 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000030618 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030618 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030618 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030618 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030618 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030618 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030618 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030618 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000030618 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000030618 | United States
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030618 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030618 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030581 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030581 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030581 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030581 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030581 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030581 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030581 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030581 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030581 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030581 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030581 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000030581 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030581 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030581 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030581 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030581 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030581 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030581 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030581 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030581 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000030581 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030581 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030581 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030582 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030582 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030582 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030582 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030582 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030582 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030582 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030582 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030582 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030582 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030582 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000030582 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030582 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030582 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030582 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030582 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030582 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030582 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030582 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030582 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000030582 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030582 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030582 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030584 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030584 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030584 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030584 | Global-e Online Ltd.FR_M5216V106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030584 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030584 | Samsara, Inc.FR_79589L106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030584 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030584 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030584 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030584 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030584 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000030584 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000030584 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030584 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030584 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030584 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030584 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030584 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030584 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030584 | United States
Holdings [Line Items]
Percent of Net Asset Value	80.30%
C000030584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030584 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030584 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000100071 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100071 | Galp Energia SGPS SAFR_B1FW75903
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | BKW AGFR_ACI00WIH8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | WH Group Ltd.FR_BLLHKZ904
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Osaka Gas Co. Ltd.FR_666176003
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Swisscom AGFR_553397902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Tokyo Gas Co. Ltd.FR_689544005
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | HKT Trust & HKT Ltd.FR_B4TXDZ907
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | Telenor ASAFR_473249902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100071 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100071 | U.K. Inflation-Linked GiltsFR_BZ13DVII4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000100071 | French Republic Government Bonds OATFR_BNNTS5II1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000100071 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000100071 | Italy Buoni Poliennali Del TesoroFR_ACI23F1T0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100071 | U.S. Treasury Inflation-Indexed BondsFR_912810QF8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000100071 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000100071 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100071 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000100071 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000100071 | France
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000100071 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000100071 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000100071 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100071 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000100071 | U.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100071 | Global Developed Inflation-Linked
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000100071 | U.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000100071 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000100071 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000100071 | Global Developed Bonds
Holdings [Line Items]
Percent of Net Asset Value	65.90%
C000030630 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000030630 | U.S. Treasury Inflation-Indexed BondsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000030630 | Uniform Mortgage-Backed Security, TBAFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030630 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030630 | Government National Mortgage Association, TBAFR_21H032688
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030630 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030630 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030630 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030630 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030630 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030630 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000030630 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030630 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030630 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030630 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030630 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030630 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000030631 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000030631 | U.S. Treasury Inflation-Indexed BondsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000030631 | Uniform Mortgage-Backed Security, TBAFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030631 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030631 | Government National Mortgage Association, TBAFR_21H032688
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030631 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030631 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030631 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030631 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030631 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030631 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000030631 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030631 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030631 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030631 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030631 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030631 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000030633 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000030633 | U.S. Treasury Inflation-Indexed BondsFR_912810PV4
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000030633 | Uniform Mortgage-Backed Security, TBAFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030633 | Italy Buoni Poliennali Del TesoroFR_ACI1MHM64
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030633 | Government National Mortgage Association, TBAFR_21H032688
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030633 | Japan Government CPI-Linked BondsFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030633 | French Republic Government Bonds OATFR_ACI1N4959
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030633 | Federal Home Loan Mortgage Corp.FR_3132DWHY2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030633 | Federal National Mortgage AssociationFR_31418ET67
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030633 | First Franklin Mortgage Loan TrustFR_32028KAB2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030633 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000030633 | AssetConvertible Preferred StocksFR_949746804
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030633 | AssetCorporate Bonds & NotesFR_ACI0CR3W9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030633 | AssetMortgage-Backed SecuritiesFR_17307GTA6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030633 | AssetForeign GovernmentFR_ACI25Z7H4
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030633 | AssetAsset-Backed SecuritiesFR_617463AA2
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000030633 | AssetU.S. Treasury & Government AgenciesFR_31396WTU0
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000030635 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000030635 | U.S. Treasury BondsFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030635 | U.S. Treasury Inflation-Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | Government National Mortgage Association REMICSFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030635 | U.S. Treasury Inflation-Indexed BondsFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030635 | Federal National Mortgage AssociationFR_3140A4XN6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030635 | Federal Home Loan Mortgage Corp.FR_3132DWJ53
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030635 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030635 | Benchmark Mortgage TrustFR_08163PBG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030635 | Ripon Mortgages PLCFR_ACI23M4M7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030635 | AssetFloating Rate LoansFR_22164MAB3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030635 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030635 | AssetForeign GovernmentFR_715638BE1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030635 | AssetShort-Term InvestmentsFR_91842JHM4_5.570000_2024-08-21
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030635 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030635 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030635 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000030635 | AssetU.S. Treasury & Government AgenciesFR_3138EGRS5
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000030636 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000030636 | U.S. Treasury BondsFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030636 | U.S. Treasury Inflation-Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | Government National Mortgage Association REMICSFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030636 | U.S. Treasury Inflation-Indexed BondsFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030636 | Federal National Mortgage AssociationFR_3140A4XN6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030636 | Federal Home Loan Mortgage Corp.FR_3132DWJ53
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030636 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030636 | Benchmark Mortgage TrustFR_08163PBG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030636 | Ripon Mortgages PLCFR_ACI23M4M7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030636 | AssetFloating Rate LoansFR_22164MAB3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030636 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030636 | AssetForeign GovernmentFR_715638BE1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030636 | AssetShort-Term InvestmentsFR_91842JHM4_5.570000_2024-08-21
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030636 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030636 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030636 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000030636 | AssetU.S. Treasury & Government AgenciesFR_3138EGRS5
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000030638 | Uniform Mortgage-Backed Security, TBAFR_01F052680
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000030638 | U.S. Treasury BondsFR_912810RH3
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000030638 | U.S. Treasury Inflation-Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | Government National Mortgage Association REMICSFR_38383KKU5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030638 | U.S. Treasury Inflation-Indexed BondsFR_912810RL4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030638 | Federal National Mortgage AssociationFR_3140A4XN6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030638 | Federal Home Loan Mortgage Corp.FR_3132DWJ53
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030638 | UBS Group AGFR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030638 | Benchmark Mortgage TrustFR_08163PBG4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030638 | Ripon Mortgages PLCFR_ACI23M4M7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030638 | AssetFloating Rate LoansFR_22164MAB3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030638 | AssetMunicipalsFR_79467BDH5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030638 | AssetForeign GovernmentFR_715638BE1
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030638 | AssetShort-Term InvestmentsFR_91842JHM4_5.570000_2024-08-21
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030638 | AssetMortgage-Backed SecuritiesFR_36228FNB8
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000030638 | AssetAsset-Backed SecuritiesFR_07384YBM7
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030638 | AssetCorporate Bonds & NotesFR_345397E58
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000030638 | AssetU.S. Treasury & Government AgenciesFR_3138EGRS5
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000112671 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112671 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112671 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112671 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112671 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112671 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112671 | Bank of America Corp.FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | UBS Group AGFR_225401AU2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | Wells Fargo & Co.FR_949746TD3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | Truist Financial Corp.FR_89832QAD1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112671 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112671 | AT&T, Inc.FR_00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Bank of Ireland Group PLCFR_06279JAB5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Cheniere Corpus Christi Holdings LLCFR_16412XAJ4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Rogers Communications, Inc.FR_775109CK5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112671 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112671 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112671 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112671 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000112671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112671 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112671 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112671 | AssetWarrantsFR_21037X985
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112671 | AssetPreferred StocksFR_584332902
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112671 | AssetMutual FundsFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112671 | AssetShort-Term InvestmentsFR_912797LS4_0.010000_2024-10-08
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112671 | AssetCorporate Bonds & NotesFR_345397B36
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000112671 | AssetCommon StocksFR_384747101
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000210971 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000210971 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210971 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210971 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210971 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210971 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210971 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210971 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210971 | Infosys Ltd.FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000210971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000210971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000210971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000210971 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210971 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210971 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000210971 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000210971 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210971 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210971 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000210971 | India
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000210971 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210971 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210968 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000210968 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210968 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210968 | MediaTek, Inc.FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210968 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210968 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210968 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210968 | Hon Hai Precision Industry Co. Ltd.FR_643856909
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210968 | Infosys Ltd.FR_456788108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | PDD Holdings, Inc.FR_722304102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210968 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000210968 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000210968 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210968 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000210968 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210968 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210968 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210968 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000210968 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210968 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000210968 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210968 | China
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000210968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000210968 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000210968 | India
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000210968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030695 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030695 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030695 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030695 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030695 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030695 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030695 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030695 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030695 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030695 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030695 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030695 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030695 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030695 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030695 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030695 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030695 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030695 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030696 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030696 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030696 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030696 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030696 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030696 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030696 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030696 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030696 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030696 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030696 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030696 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030696 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030696 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030696 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030696 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030696 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030696 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030698 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030698 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030698 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000030698 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000030698 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000030698 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030698 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030698 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030698 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030698 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030698 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030698 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000030698 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030698 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000030698 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000030698 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030698 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030698 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030700 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030700 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030700 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030700 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030700 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030700 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030700 | Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | Industrial Select Sector SPDR FundFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030700 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030700 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030700 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030700 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030700 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000030700 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030700 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030700 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030701 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030701 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030701 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030701 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030701 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030701 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030701 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030701 | Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | Industrial Select Sector SPDR FundFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030701 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030701 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030701 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030701 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030701 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000030701 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030701 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030701 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030703 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000030703 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000030703 | SPDR Portfolio Developed World ex-US ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000030703 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030703 | iShares Core S&P Small-Cap ETFFR_464287804
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030703 | SPDR Gold SharesFR_78463V107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030703 | iShares Core S&P Mid-Cap ETFFR_464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030703 | Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | Schwab International Small-Cap Equity ETFFR_808524888
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | Industrial Select Sector SPDR FundFR_81369Y704
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030703 | SectorEmerging Market Equities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030703 | SectorHigh Yield Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030703 | SectorInternational Developed Market Equities
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030703 | SectorInvestment Grade Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030703 | SectorU.S. Large Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000030703 | SectorU.S. Small Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000030703 | SectorCommodities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030703 | SectorU.S. Mid Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030576 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030576 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030576 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030576 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030576 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030576 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030576 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000030576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030576 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030576 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030576 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030576 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030576 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030576 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030577 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030577 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030577 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030577 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030577 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030577 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030577 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030577 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030577 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030577 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030577 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030577 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030577 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000030577 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030577 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030577 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030577 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030577 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030577 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030577 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030577 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030577 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030577 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030579 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030579 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030579 | Chubb Ltd.FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030579 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030579 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | News Corp.FR_65249B109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030579 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030579 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030579 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030579 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030579 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030579 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030579 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030579 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000030579 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030579 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000030579 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000030579 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030579 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030579 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030579 | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030579 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000030579 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030579 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030650 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030650 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030650 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030650 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030650 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030650 | Ball Corp.FR_058498106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030650 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030650 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030650 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030650 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000030650 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030650 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030651 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030651 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030651 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030651 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030651 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030651 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030651 | Ball Corp.FR_058498106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030651 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030651 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030651 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030651 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030651 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030651 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030651 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030651 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030651 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030651 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030651 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030651 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000030651 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030651 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030653 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030653 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030653 | Microchip Technology, Inc.FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030653 | Hologic, Inc.FR_436440101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030653 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | Domino's Pizza, Inc.FR_25754A201
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030653 | Agilent Technologies, Inc.FR_00846U101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030653 | Ball Corp.FR_058498106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030653 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030653 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030653 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030653 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030653 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030653 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030653 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000030653 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030653 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030653 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030653 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030653 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030653 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000030653 | China
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030653 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154912 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000154912 | Uniform Mortgage-Backed Security, TBAFR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000154912 | Federal National Mortgage AssociationFR_3140LVKK4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000154912 | U.S. Treasury BondsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154912 | Federal Home Loan Mortgage Corp.FR_3132XCR49
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000154912 | Government National Mortgage Association, TBAFR_21H022671
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154912 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154912 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154912 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154912 | SLM Student Loan TrustFR_78447KAD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154912 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154912 | AssetMortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154912 | AssetAsset-Backed SecuritiesFR_73316PJW1
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154912 | AssetCorporate Bonds & NotesFR_88732JBD9
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000154912 | AssetShort-Term InvestmentsFR_912797GB7_0.010000_2024-07-11
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154912 | AssetU.S. Treasury & Government AgenciesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000154913 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000154913 | Uniform Mortgage-Backed Security, TBAFR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000154913 | Federal National Mortgage AssociationFR_3140LVKK4
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000154913 | U.S. Treasury BondsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000154913 | Federal Home Loan Mortgage Corp.FR_3132XCR49
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000154913 | Government National Mortgage Association, TBAFR_21H022671
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154913 | CIM TrustFR_12564EAA0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154913 | Government National Mortgage AssociationFR_36179XHY5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000154913 | JP Morgan Mortgage TrustFR_46654TAF5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154913 | SLM Student Loan TrustFR_78447KAD4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154913 | AssetMunicipalsFR_59333P4R6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154913 | AssetMortgage-Backed SecuritiesFR_78413MAE8
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000154913 | AssetAsset-Backed SecuritiesFR_73316PJW1
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000154913 | AssetCorporate Bonds & NotesFR_88732JBD9
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000154913 | AssetShort-Term InvestmentsFR_912797GB7_0.010000_2024-07-11
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000154913 | AssetU.S. Treasury & Government AgenciesFR_3132XCSA4
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000030586 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030586 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030586 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030586 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030586 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030586 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030586 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030586 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030586 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030586 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030586 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030586 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030586 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030586 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030586 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000030586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030587 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030587 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030587 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030587 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030587 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030587 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030587 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030587 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030587 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030587 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030587 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030587 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030587 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030587 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030587 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000030587 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030589 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Textron, Inc.FR_883203101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | NNN REIT, Inc.FR_637417106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030589 | Alliant Energy Corp.FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | BJ's Wholesale Club Holdings, Inc.FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Willis Towers Watson PLCFR_G96629103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030589 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | Lamar Advertising Co.FR_512816109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030589 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030589 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030589 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030589 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030589 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030589 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030589 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030589 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030589 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000030589 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030589 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000030589 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000030589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000100091 | United States TreasuryFR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000100091 | Freddie MacFR_3128X9MG2
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000100091 | FANNIE MAEFR_3136F7NM5
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000100091 | Federal Farm Credit BanksFR_3133EMR46
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000100091 | RFC Principal STRIPSFR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000100091 | Government National Mortgage AssociationFR_36179WNF1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000100091 | Fannie MaeFR_31358DDR2
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000100091 | Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000100091 | Tennessee Valley Authority Generic STRIPSFR_88059EPA6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100091 | Government National Mortgage AssociationFR_38376PLJ7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100091 | AssetShort-Term InvestmentsFR_85748R009_4.250000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000100091 | AssetMortgage-Backed SecuritiesFR_35564CAB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000100091 | AssetForeign GovernmentFR_715638BU5
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000100091 | AssetU.S. Treasury & Government AgenciesFR_38377YTR1
Holdings [Line Items]
Percent of Net Asset Value	96.10%